COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 25,003	[1]
2015 and thereafter	592
Total	$ 25,595

[1]	Consists of purchase obligations to certain suppliers.